Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Derivative Instruments [Abstract]
Summary Of The Effect Of Derivative Instruments On The Consolidated Statements Of Changes In Equity And Income
Below is a summary of the effect of derivative instruments on the consolidated statements of changes in equity and income for the years ended December 31, 2015, 2014 and 2013:

Effect of Derivative Instruments on the Consolidated Statements of Changes in Equity and Income for the Years Ended December 31, 2015, 2014 and 2013 (Dollars in thousands)

	Year Ended December 31,
Description	2015	2014	2013
Interest Rate Swaps
Amount of Loss Recognized in AOCI on Derivative (Effective Portion)	$(2,581)	$(2,458)	$(2,372)
Amount of Expense Reclassified from AOCI into Earnings (Effective Portion) (1)	(2,004)	(1,833)	(1,749)
Cross Currency Swaps
Amount of Gain Recognized in AOCI on Derivative (Effective Portion)	5,380	3,560	2,278
Amount of Income (Expense) Reclassified from AOCI into Earnings (Effective Portion) (2)	2,396	698	(160)
Currency Forward Agreements
Amount of Gain Recognized in AOCI on Derivative (Effective Portion)	24,359	11,600	8,092
Amount of Income Reclassified from AOCI into Earnings (Effective Portion) (2)	—	—	287
Total
Amount of Gain Recognized in AOCI on Derivative (Effective Portion)	$27,158	$12,702	$7,998
Amount of Gain (Expense) Reclassified from AOCI into Earnings (Effective Portion)	392	(1,135)	(1,622)

(1)	Included in “Interest expense, net” in accompanying consolidated statements of income.

(2)	Included in “Other expense” or "Other income" in the accompanying consolidated statements of income.